SHORT-TERM BORROWINGS (Details Narrative) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Debt Disclosure [Abstract]
Interest expenses	$ 183,156	$ 120,602	$ 52,740